UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESTMENT ADVISERS, L.L.C.
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO 80302
                                   (Address)

                        Form 13F File Number:  28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen  C.  Miller
Title:         President
Phone:         (303) 444-5483

Signature, Place, and Date of Signing:

___/s/  Stephen C. Miller______     Boulder, Colorado           May 14, 2010
         (Signature)                 (City,  State)                (Date)

Report Type (Check only one.):

[  X]     13F  HOLDINGS  REPORT.  (Check  here if all holdings of this reporting
          manager  are  reported  in  this     report).

[   ]     13F  NOTICE.  (Check  here if no holdings reported are in this report,
          and  all  holdings  are  reported  by   other  reporting  manager(s).)

[   ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for
          this   reporting   manager     are  reported  in  this  report  and  a
          portion are reported  by  other  reporting  manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     67

Form 13F Information Table Value Total:     $456,910 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number     Name

1       28- 10971                   Stewart West Indies Trading Co., Ltd. (d/b/a
                                    Stewart Investment  Advisers)


                                                           FORM 13F INFORMATION TABLE


                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AGL RES INC                   COM             001204106      425      11,000  SH         DEFINED            1         11,000
ALLEGHENY ENERGY INC          COM             017361106    1,380      60,000  SH         DEFINED            1         60,000
ALLETE INC                    COM NEW         018522300      402      12,000  SH         DEFINED            1         12,000
ALLIANT ENERGY CORP           COM             018802108      499      15,000  SH         DEFINED            1         15,000
AMERICAN ELEC PWR INC         COM             025537101      444      13,000  SH         DEFINED            1         13,000
AMERICAN EXPRESS CO           COM             025816109    1,444      35,000  SH         DEFINED            1         35,000
ATMOS ENERGY CORP             COM             049560105      400      14,000  SH         DEFINED            1         14,000
BECTON DICKINSON & CO         COM             075887109    5,511      70,000  SH         DEFINED            1         70,000
BERKSHIRE HATHAWAY INC DEL    CL A            084670108  171,738       1,410  SH         DEFINED            1          1,410
BERKSHIRE HATHAWAY INC DEL    CL B            084670207   39,416     485,000  SH         DEFINED            1        485,000
BLACK HILLS CORP              COM             092113109    1,548      51,000  SH         DEFINED            1         51,000
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER  096627104    1,318      44,300  SH         DEFINED            1         44,300
BUCKEYE PARTNERS LP           UNIT LTD PARTN  118230101      469       7,800  SH         DEFINED            1          7,800
CATERPILLAR INC DEL           COM             149123101    5,028      80,000  SH         DEFINED            1         80,000
CENTERPOINT ENERGY INC        COM             15189T107      445      31,000  SH         DEFINED            1         31,000
COHEN & STEERS QUALITY RLTY   COM             19247L106    1,597     223,966  SH         DEFINED            1        223,966
COHEN & STEERS INFRASTRUCTUR  COM             19248A109   29,251   1,964,476  SH         DEFINED            1      1,964,476
CONOCOPHILLIPS                COM             20825C104    3,326      65,000  SH         DEFINED            1         65,000
DIAGEO PLC                    SPON ADR NEW    25243Q205    6,748     100,000  SH         DEFINED            1        100,000
EL PASO PIPELINE PARTNERS L   COM UNIT LPI    283702108      496      17,800  SH         DEFINED            1         17,800
ENERGY TRANSFER PRTNERS LP    UNIT LTD PARTN  29273R109    1,289      27,500  SH         DEFINED            1         27,500
ENTERPRISE PRODS PARTNERS L   COM             293792107    1,414      40,900  SH         DEFINED            1         40,900
FIDELITY NATIONAL FINANCIAL   CL A            31620R105      698      47,074  SH         DEFINED            1         47,074
FIRST AMER CORP CALIF         COM             318522307    5,414     160,000  SH         DEFINED            1        160,000
FLAHERTY & CRMN/CLYMR PFD SE  COM SHS         338478100    6,227     407,549  SH         DEFINED            1        407,549
FLAHERTY & CRMRN CLYMRE T R   COM             338479108    6,259     391,185  SH         DEFINED            1        391,185
FPL GROUP INC                 COM             302571104      387       8,000  SH         DEFINED            1          8,000
FRANKLIN RES INC              COM             354613101    1,109      10,000  SH         DEFINED            1         10,000
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105    3,082      80,000  SH         DEFINED            1         80,000
GREAT PLAINS ENERGY INC       COM             391164100    2,786     150,000  SH         DEFINED            1        150,000
HCP INC                       COM             40414L109    1,082      32,800  SH         DEFINED            1         32,800
HEALTH CARE REIT INC          COM             42217K106    1,039      22,981  SH         DEFINED            1         22,981
HOME DEPOT INC                COM             437076102    2,345      72,500  SH         DEFINED            1         72,500
INERGY L P                    UNIT LTD PTNR   456615103    1,361      36,000  SH         DEFINED            1         36,000
ING CLARION GLB RE EST INCM   COM             44982G104    1,086     143,664  SH         DEFINED            1        143,664
JOHNSON & JOHNSON             COM             478160104   32,730     502,000  SH         DEFINED            1        502,000
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106      471       7,200  SH         DEFINED            1          7,200
LACLEDE GROUP INC             COM             505597104      438      13,000  SH         DEFINED            1         13,000
LTC PPTYS INC                 COM             502175102    3,031     112,000  SH         DEFINED            1        112,000
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP  559080106      490      10,300  SH         DEFINED            1         10,300
NATIONWIDE HEALTH PPTYS INC   COM             638620104    1,016      28,900  SH         DEFINED            1         28,900
NICOR INC                     COM             654086107      461      11,000  SH         DEFINED            1         11,000
NSTAR                         COM             67019E107      460      13,000  SH         DEFINED            1         13,000
OGE ENERGY CORP               COM             670837103      456      11,700  SH         DEFINED            1         11,700
ONEOK INC                     COM             682680103      470      10,300  SH         DEFINED            1         10,300
PFIZER INC                    COM             717081103    2,573     150,000  SH         DEFINED            1        150,000
PHILIP MORRIS INTL INC        COM             718172109    1,069      20,500  SH         DEFINED            1         20,500
PIEDMONT NAT GAS INC          COM             720186105      469      17,000  SH         DEFINED            1         17,000
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN  726503105      467       8,200  SH         DEFINED            1          8,200
PROCTOR & GAMBLE CO           COM             742718109    2,404      38,000  SH         DEFINED            1         38,000
PROGRESS ENERGY CORP          COM             743263105      433      11,000  SH         DEFINED            1         11,000
REDWOOD TR INC                COM             758075402    1,157      75,000  SH         DEFINED            1         75,000
SCANA CORP NEW                COM             80589M102      451      12,000  SH         DEFINED            1         12,000
SOUTHERN CO                   COM             842587107      431      13,000  SH         DEFINED            1         13,000
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN  864482104      427       9,000  SH         DEFINED            1          9,000
TECO ENERGY INC               COM             872375100      445      28,000  SH         DEFINED            1         28,000
EMPIRE DIST ELEC CO           COM             291641108      396      22,000  SH         DEFINED            1         22,000
UIL HLDG CORP                 COM             902748102      418      15,200  SH         DEFINED            1         15,200
VECTREN CORP                  COM             92240G101      420      17,000  SH         DEFINED            1         17,000
3M CO                         COM             88579Y101    3,176      38,000  SH         DEFINED            1         38,000
VENTAS INC                    COM             92276F100   10,740     226,200  SH         DEFINED            1        226,200
W P CAREY & CO LLC            COM             92930Y107    1,017      34,600  SH         DEFINED            1         34,600
WALGREEN CO                   COM             931422109    6,565     177,000  SH         DEFINED            1        177,000
WAL MART STORES INC           COM             931142103   33,916     610,000  SH         DEFINED            1        610,000
WESTAR ENERGY INC             COM             95709T100      446      20,000  SH         DEFINED            1         20,000
WGL HLDGS INC                 COM             92924F106      416      12,000  SH         DEFINED            1         12,000
YUM BRANDS INC                COM             988498101   41,588   1,085,000  SH         DEFINED            1      1,085,000